Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories

	December 31,
($ in millions)	2017	2016

Raw materials and supplies	$691	$607
Work-in-process and finished goods	902	839
Less inventory reserves	(67)	(33)
	$1,526	$1,413